11. SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 11. SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	June 30, 2015	December 31, 2014

Identifiable assets
USA	$42,221,447	$46,949,474
Canada	27,104,808	31,274,058
Mongolia	262,988	533,386
Australia	281,496	897,181
Other	25,440	36,399
	$69,896,179	$79,690,498